Legg Mason Capital Management Growth Trust
Legg Mason Capital Management Growth Trust
Investment objective
Long-term growth of capital.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 16 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 33 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Capital Management Growth Trust	Class A		Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	none	[1]	1.00%	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Capital Management Growth Trust		Class A	Class C	Class FI		Class R		Class R1		Class I
Management fees		0.70%	0.70%	0.70%		0.70%		0.70%		0.70%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	[1]	0.50%	[1]	1.00%		none
Other expenses		0.29%	0.27%	0.23%		0.71%		0.69%	[2]	0.20%
Total annual fund operating expenses		1.24%	1.97%	1.18%		1.91%		2.39%		0.90%
Fees waived and/or expenses reimbursed	[3]	(0.09%)	(0.07%)	(0.03%)		(0.51%)		(0.49%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.15%	1.90%	1.15%		1.40%		1.90%		0.90%
[1]	The 12b-1 fee shown in the table reflects the amount at which the Board of Trustees (the "Board") has currently limited payments under the fund's Class FI and R Distribution Plans. Pursuant to the Distribution Plans, the Board may authorize payment of up to 0.40% and 0.75% of the fund's Class FI and R shares' average net assets, respectively, without shareholder approval.
[2]	"Other expenses" for Class R1 are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15%, 1.90%, 1.15%, 1.40%, 1.90% and 0.90% for Class A, C, FI, R, R1 and I shares, respectively, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2013 without the Board's consent. The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the fund for the time periods indicated

• Your investment has a 5% return each year and the fund's operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
Expense Example - Legg Mason Capital Management Growth Trust (USD $)	1 year	3 years	5 years	10 years
Class A	685	937	1,208	1,980
Class C	293	611	1,055	2,289
Class FI	117	372	647	1,430
Class R	143	551	985	2,192
Class R1	193	699	1,232	2,690
Class I	92	288	500	1,110

Number of years you own your shares ($)
Expense Example, No Redemption - Legg Mason Capital Management Growth Trust (USD $)	1 year	3 years	5 years	10 years
Class A	685	937	1,208	1,980
Class C	193	611	1,055	2,289
Class FI	117	372	647	1,430
Class R	143	551	985	2,192
Class R1	193	699	1,232	2,690
Class I	92	288	500	1,110

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover indicates higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal year ended October 31, 2011, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

Principal investment strategies

The fund normally invests primarily in common stocks that, in the portfolio manager's opinion, appear to offer above average growth potential and trade at a significant discount to the portfolio manager's assessment of their intrinsic value. Intrinsic value, according to the portfolio manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Any income realized will be incidental to the fund's objective. The fund's policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock. Under normal circumstances, the portfolio manager expects to invest in a limited number of companies. The portfolio manager currently anticipates that the fund will not invest more than 25% of its total assets in foreign securities.

The fund may take temporary defensive and cash management positions; in such a case, the fund will not be pursuing its principal investment strategies and may not achieve its investment objective.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that purchase sovereign debt have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse and it is difficult to predict their magnitude or duration. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio manager's judgment about the attractiveness, value of or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect.

Growth investing risk. The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group can be more volatile than value stocks and may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Foreign investments risk. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Convertible securities risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, making the convertible security more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

* * *

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. No performance information is presented for Class R1 shares because there were no Class R1 shares outstanding as of December 31, 2011. The returns for Class R1 shares would differ from those of other classes' shares to the extent that class bears different expenses. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (ended 06/30/2003): 30.92 Worst quarter (ended 12/31/2008): (32.55)
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns - Legg Mason Capital Management Growth Trust		1 year	5 years		10 years		Since inception	Inception date
Class C		(3.83%)	(6.79%)		1.47%
Class C Return after taxes on distributions		(3.83%)	(7.12%)		1.28%
Class C Return after taxes on distributions and sale of fund shares		(2.49%)	(5.66%)		1.25%
Class A	[1]	(7.78%)		[2]		[2]	16.98%	Feb. 03, 2009
Class FI	[1]	(2.15%)	(6.08%)			[2]	(2.17%)	Jan. 29, 2004
Class R	[1]	(2.37%)	(6.34%)			[2]	(6.41%)	Dec. 28, 2006
Class I	[1]	(1.89%)	(5.80%)			[2]	(2.06%)	Mar. 04, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)		2.92%
[1]	For the period February 3, 2009 (commencement of operations of Class A) to December 31, 2011, the period January 29, 2004 (commencement of operations of Class FI) to December 31, 2011, the period December 28, 2006 (commencement of operations of Class R) to December 31, 2011 and the period March 4, 2004 (commencement of operations of Class I) to December 31, 2011, the average annual total return of the S&P 500 Index was 17.50%, 3.46%, (0.34)% and 3.17%, respectively.
[2]	N/A

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.